Investment Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities
Investment securities held by us are classified as either trading account assets, AFS, HTM or equity securities held at fair value at the time of purchase and reassessed periodically, based on management’s intent.
As described in Note 1, upon adoption of ASU 2016-01 in 2018, we reclassified approximately $397 million of money market funds and $46 million of equity securities to other assets, where they are held at fair value with changes to fair value recorded through our consolidated statement of income.
Generally, trading assets are debt and equity securities purchased in connection with our trading activities and, as such, are expected to be sold in the near term. Our trading activities typically involve active and frequent buying and selling with the objective of generating profits on short-term movements. AFS investment securities are those securities that we intend to hold for an indefinite period of time. AFS investment securities include securities utilized as part of our asset and liability management activities that may be sold in response to changes in interest rates, prepayment risk, liquidity needs or other factors. HTM securities are debt securities that management has the intent and the ability to hold to maturity.
Trading assets are carried at fair value. Both realized and unrealized gains and losses on trading assets are recorded in foreign exchange trading services revenue in our consolidated statement of income. AFS securities are carried at fair value, and after-tax net unrealized gains and losses are recorded in AOCI. Gains or losses realized on sales of AFS investment securities are computed using the specific identification method and are recorded in gains (losses) related to investment securities, net, in our consolidated statement of income. HTM investment securities are carried at cost, adjusted for amortization of premiums and accretion of discounts.
The following table presents the amortized cost, fair value and associated unrealized gains and losses of AFS and HTM investment securities as of the dates indicated:

	December 31, 2018				December 31, 2017
	Amortized Cost	Gross Unrealized		Fair Value	Amortized Cost	Gross Unrealized		Fair Value
(In millions)		Gains	Losses			Gains	Losses
Available-for-sale:
U.S. Treasury and federal agencies:
Direct obligations	$1,035	$4	$—	$1,039	$222	$2	$1	$223
Mortgage-backed securities	16,112	37	181	15,968	10,975	26	129	10,872
Total U.S. Treasury and federal agencies	17,147	41	181	17,007	11,197	28	130	11,095
Asset-backed securities:
Student loans(1)	538	4	1	541	3,325	37	4	3,358
Credit cards	609	—	26	583	1,565	2	25	1,542
Collateralized loan obligations	594	1	2	593	1,440	7	—	1,447
Total asset-backed securities	1,741	5	29	1,717	6,330	46	29	6,347
Non-U.S. debt securities:
Mortgage-backed securities	1,687	—	5	1,682	6,664	36	5	6,695
Asset-backed securities	1,580	—	6	1,574	2,942	5	—	2,947
Government securities	12,816	22	45	12,793	10,754	16	49	10,721
Other(2)	6,600	18	16	6,602	6,076	38	6	6,108
Total non-U.S. debt securities	22,683	40	72	22,651	26,436	95	60	26,471
State and political subdivisions(3)	1,905	20	7	1,918	8,929	245	23	9,151
Collateralized mortgage obligations	200	—	3	197	1,060	3	9	1,054
Other U.S. debt securities	1,683	1	26	1,658	2,563	12	15	2,560
U.S. equity securities(4)	—	—	—	—	40	8	2	46
U.S. money-market mutual funds(4)	—	—	—	—	397	—	—	397
Total	$45,359	$107	$318	$45,148	$56,952	$437	$268	$57,121
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$14,794	$—	$199	$14,595	$17,028	$—	$143	$16,885
Mortgage-backed securities	21,647	24	518	21,153	16,651	22	225	16,448
Total U.S. Treasury and federal agencies	36,441	24	717	35,748	33,679	22	368	33,333
Asset-backed securities:
Student loans(1)	3,191	35	10	3,216	3,047	32	9	3,070
Credit cards	193	—	—	193	798	2	—	800
Other	1	—	—	1	1	—	—	1
Total asset-backed securities	3,385	35	10	3,410	3,846	34	9	3,871
Non-U.S. debt securities:
Mortgage-backed securities	638	77	9	706	939	82	6	1,015
Asset-backed securities	223	—	—	223	263	1	—	264
Government securities	358	1	—	359	474	2	—	476
Other	46	—	—	46	48	—	—	48
Total non-U.S. debt securities	1,265	78	9	1,334	1,724	85	6	1,803
Collateralized mortgage obligations	823	38	2	859	1,209	45	6	1,248
Total	$41,914	$175	$738	$41,351	$40,458	$186	$389	$40,255

(1) Primarily comprised of securities guaranteed by the federal government with respect to at least 97% of defaulted principal and accrued interest on the underlying loans.
(2) As of December 31, 2018 and December 31, 2017, the fair value of other non-U.S. debt securities included $1,295 million and $3,537 million, respectively, of covered bonds and $1,331 million and $1,885 million, respectively, of corporate bonds.
(3) As of December 31, 2018 and December 31, 2017, the fair value of state and political subdivisions includes securities in trusts of $1,052 million and $1,247 million, respectively. Additional information about these trusts is provided in Note 14.
(4) As described in Note 1 to the consolidated financial statements in this Form 10-K, upon adoption of ASU 2016-01 in 2018, we reclassified money-market funds and equity securities classified as AFS to held at fair value through profit and loss in other assets.

Aggregate investment securities with carrying values of approximately $39 billion and $48 billion as of December 31, 2018 and December 31, 2017, respectively, were designated as pledged for public and trust deposits, short-term borrowings and for other purposes as provided by law.
In 2018, $1.2 billion of HTM securities, primarily consisting of MBS and CMBS, were transferred to AFS at book value and sold at a pre-tax loss of approximately $36 million, due to our election to make a one-time transfer of securities relating to the adoption of ASU 2017-12. Additional information on this new standard is provided in Note 1.
In 2018, we sold approximately $26 billion of AFS securities, primarily ABS and municipal bonds, resulting in a net pre-tax gain of approximately $9 million. In 2017, we sold $12.2 billion of AFS securities, primarily agency MBS and U.S. treasury securities in our investment portfolio, to position for the then existing interest rate environment resulting in a pre-tax loss of $39 million.
In 2018 and 2017, $2.1 billion and $496 million, respectively, of agency MBS, previously classified as AFS, were transferred to HTM. This transfer reflects our intent to hold these securities until their maturity. These securities were transferred at fair value, which included a net unrealized loss of $53 million and $2.8 million as of December 31, 2018 and 2017, respectively, within accumulated other comprehensive loss which will be accreted into interest income over the remaining life of the transferred security (ranging from approximately 10 to 42 years).
The following tables present the aggregate fair values of AFS and HTM investment securities that have been in a continuous unrealized loss position for less than 12 months, and those that have been in a continuous unrealized loss position for 12 months or longer, as of the dates indicated:

	Less than 12 months		12 months or longer		Total
December 31, 2018	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
(In millions)
Available-for-sale:
U.S. Treasury and federal agencies:
Mortgage-backed securities	$5,058	$21	$5,089	$160	$10,147	$181
Total U.S. Treasury and federal agencies	5,058	21	5,089	160	10,147	181
Asset-backed securities:
Student loans	106	—	218	1	324	1
Credit cards	90	—	493	26	583	26
Collateralized loan obligations	548	2	—	—	548	2
Total asset-backed securities	744	2	711	27	1,455	29
Non-U.S. debt securities:
Mortgage-backed securities	1,407	4	118	1	1,525	5
Asset-backed securities	1,479	6	—	—	1,479	6
Government securities	5,478	45	—	—	5,478	45
Other	2,167	12	226	4	2,393	16
Total non-U.S. debt securities	10,531	67	344	5	10,875	72
State and political subdivisions	365	3	244	4	609	7
Collateralized mortgage obligations	181	3	14	—	195	3
Other U.S. debt securities	861	14	484	12	1,345	26
Total	$17,740	$110	$6,886	$208	$24,626	$318
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$2,192	$45	$12,403	$154	$14,595	$199
Mortgage-backed securities	6,502	103	10,648	415	17,150	518
Total U.S. Treasury and federal agencies	8,694	148	23,051	569	31,745	717
Asset-backed securities:
Student loans	481	4	536	6	1,017	10
Total asset-backed securities	481	4	536	6	1,017	10
Non-U.S. debt securities:
Mortgage-backed securities	184	2	119	7	303	9
Total non-U.S. debt securities	184	2	119	7	303	9
Collateralized mortgage obligations	102	1	51	1	153	2
Total	$9,461	$155	$23,757	$583	$33,218	$738

	Less than 12 months		12 months or longer		Total
December 31, 2017	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
(In millions)
Available-for-sale:
U.S. Treasury and federal agencies:
Direct obligations	$—	$—	$67	$1	$67	$1
Mortgage-backed securities	5,161	31	3,341	98	8,502	129
Total U.S. Treasury and federal agencies	5,161	31	3,408	99	8,569	130
Asset-backed securities:
Student loans	—	—	769	4	769	4
Credit cards	1,289	25	—	—	1,289	25
Total asset-backed securities	1,289	25	769	4	2,058	29
Non-U.S. debt securities:
Mortgage-backed securities	1,059	4	469	1	1,528	5
Government securities	7,629	48	68	1	7,697	49
Other	816	4	289	2	1,105	6
Total non-U.S. debt securities	9,504	56	826	4	10,330	60
State and political subdivisions	734	6	901	17	1,635	23
Collateralized mortgage obligations	399	5	136	4	535	9
Other U.S. debt securities	1,007	8	345	7	1,352	15
U.S. equity securities	—	—	6	2	6	2
Total	$18,094	$131	$6,391	$137	$24,485	$268
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$14,439	$109	$2,447	$34	$16,886	$143
Mortgage-backed securities	6,785	38	5,988	187	12,773	225
Total U.S. Treasury and federal agencies	21,224	147	8,435	221	29,659	368
Asset-backed securities:
Student loans	440	3	423	6	863	9
Total asset-backed securities	440	3	423	6	863	9
Non-U.S. debt securities:
Mortgage-backed securities	—	—	239	6	239	6
Total non-U.S. debt securities	—	—	239	6	239	6
Collateralized mortgage obligations	—	—	276	6	276	6
Total	$21,664	$150	$9,373	$239	$31,037	$389

The following table presents contractual maturities of debt investment securities by carrying amount as of December 31, 2018. The maturities of certain ABS, MBS, and CMOs are based on expected principal payments. Actual maturities may differ from these expected maturities since certain borrowers have the right to prepay obligations with or without prepayment penalties.

December 31, 2018	Under 1 Year	1 to 5 Years	6 to 10 Years	Over 10 Years	Total
(In millions)
Available-for-sale:
U.S. Treasury and federal agencies:
Direct obligations	$224	$815	$—	$—	$1,039
Mortgage-backed securities	101	802	1,884	13,181	15,968
Total U.S. Treasury and federal agencies	325	1,617	1,884	13,181	17,007
Asset-backed securities:
Student loans	57	164	250	70	541
Credit cards	199	294	90	—	583
Collateralized loan obligations	—	402	171	20	593
Total asset-backed securities	256	860	511	90	1,717
Non-U.S. debt securities:
Mortgage-backed securities	139	769	176	598	1,682
Asset-backed securities	136	698	581	159	1,574
Government securities	3,439	6,409	2,945	—	12,793
Other	1,071	4,575	937	19	6,602
Total non-U.S. debt securities	4,785	12,451	4,639	776	22,651
State and political subdivisions	235	776	446	461	1,918
Collateralized mortgage obligations	2	—	—	195	197
Other U.S. debt securities	141	1,219	298	—	1,658
Total	$5,744	$16,923	$7,778	$14,703	$45,148
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$4,002	$10,737	$12	$43	$14,794
Mortgage-backed securities	33	127	1,697	19,790	21,647
Total U.S. Treasury and federal agencies	4,035	10,864	1,709	19,833	36,441
Asset-backed securities:
Student loans	7	291	267	2,626	3,191
Credit cards	58	135	—	—	193
Other	—	—	—	1	1
Total asset-backed securities	65	426	267	2,627	3,385
Non-U.S. debt securities:
Mortgage-backed securities	160	42	7	429	638
Asset-backed securities	96	127	—	—	223
Government securities	243	115	—	—	358
Other	46	—	—	—	46
Total non-U.S. debt securities	545	284	7	429	1,265
Collateralized mortgage obligations	1	318	15	489	823
Total	$4,646	$11,892	$1,998	$23,378	$41,914

The following tables present gross realized gains and losses from sales of AFS investment securities, and the components of net impairment losses included in net gains and losses related to investment securities for the periods indicated.

	Years Ended December 31,
(In millions)	2018	2017	2016
Gross realized gains from sales of AFS investment securities	$205	$74	$15
Gross realized losses from sales of AFS investment securities	(196)	(113)	(5)
Net impairment losses:
Gross losses from OTTI	(3)	—	(2)
Losses reclassified (from) to other comprehensive income	—	—	(1)
Net impairment losses(1)	(3)	—	(3)
Gains (losses) related to investment securities, net	$6	$(39)	$7
(1) Net impairment losses, recognized in our consolidated statement of income, were composed of the following:
Impairment associated with expected credit losses	$—	$—	$(1)
Impairment associated with adverse changes in timing of expected future cash flows	(3)	—	(2)
Net impairment losses	$(3)	$—	$(3)
The following table presents a roll-forward with respect to net impairment losses that have been recognized in income for the periods indicated.

	Years Ended December 31,
(In millions)	2018	2017	2016
Balance, beginning of period	$77	$79	$105
Additions(1):
OTTI recognized	3	—	2
Deductions(2):
Realized losses on securities sold or matured	(2)	(2)	(28)
Balance, end of period	$78	$77	$79

(1) Additions represent securities with a first time credit impairment realized or when a subsequent credit impairment has occurred.
(2) Deductions represent impairments on securities that have been sold or matured, are required to be sold, or for which management intends to sell.
Interest income related to debt securities is recognized in our consolidated statement of income using the effective interest method, or on a basis approximating a level rate of return over the contractual or estimated life of the security. The level rate of return considers any non-refundable fees or costs, as well as purchase premiums or discounts, resulting in amortization or accretion, accordingly.
For certain debt securities acquired which are considered to be beneficial interests in securitized financial assets, the excess of our estimate of undiscounted future cash flows from these securities over their initial recorded investment is accreted into interest income on a level-yield basis over the securities’ estimated remaining terms. Subsequent decreases in these securities’ expected future cash flows are either recognized prospectively through an adjustment of the yields on the securities over their remaining terms, or are evaluated for OTTI. Increases in expected future cash flows are recognized prospectively over the securities’ estimated remaining terms through the recalculation of their yields.
Impairment
We conduct periodic reviews of individual securities to assess whether OTTI exists. Impairment exists when the current fair value of an individual security is below its amortized cost basis. For AFS and HTM debt securities, impairment is recorded in our consolidated statement of income when management intends to sell (or may be required to sell) the securities before they recover in value, or when management expects the present value of cash flows expected to be collected from the securities to be less than the amortized cost of the impaired security (a credit loss).
Our review of impaired securities generally includes:

•	the identification and evaluation of securities that have indications of potential OTTI, such as issuer-specific concerns, including deteriorating financial condition or bankruptcy;

•	the analysis of expected future cash flows of securities, based on quantitative and qualitative factors;

•	the analysis of the collectability of those future cash flows, including information about past events, current conditions, and reasonable and supportable forecasts;

•	the analysis of the underlying collateral for MBS and ABS;

•
the analysis of individual impaired securities, including consideration of the length of time the security has been in an unrealized loss position, the anticipated recovery period, and the magnitude of the overall price decline;

•	evaluation of factors or triggers that could cause individual securities to be deemed OTTI and those that would not support OTTI; and

•	documentation of the results of these analyses.
Factors considered in determining whether impairment is other than temporary include:

•	certain macroeconomic drivers;

•	certain industry-specific drivers;

•	the length of time the security has been impaired;

•	the severity of the impairment;

•	the cause of the impairment and the financial condition and near-term prospects of the issuer;

•	activity in the market with respect to the issuer's securities, which may indicate adverse credit conditions; and

•	our intention not to sell, and the likelihood that we will not be required to sell, the security for a period of time sufficient to allow for its recovery in value.
Substantially all of our investment securities portfolio is composed of debt securities. A critical component of our assessment of OTTI of these debt securities is the identification of credit-impaired securities for which management does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the security.
Debt securities that are not deemed to be credit-impaired are subject to additional management analysis to assess whether management intends to sell, or, more likely than not, would be required to sell, the security before the expected recovery of its amortized cost basis.
The following provides a description of our process for the identification and assessment of OTTI, as well as information about OTTI recorded in 2018, 2017 and 2016 and changes in period-end unrealized losses, for major security types as of December 31, 2018.
U.S. Agency Securities
Our portfolio of U.S. agency direct obligations and MBS receives the implicit or explicit backing of the U.S. government in conjunction with specified financial support of the U.S. Treasury. We recorded no OTTI on these securities in 2018, 2017 or 2016.
The overall increase in unrealized losses on these securities as of December 31, 2018 was primarily attributable to interest rate increases in 2018 and to an increase in total U.S. agency securities during 2018.
Asset-Backed Securities - Student Loans
Asset-backed securities collateralized by student loans are primarily composed of securities collateralized by FFELP loans. FFELP loans benefit from a federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided to our securities in the form of over-collateralization, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are protected from traditional consumer credit risk. We recorded no OTTI on these securities in 2018, 2017 or 2016.
Our assessment of OTTI of these securities considers, among many other factors, the strength of the U.S. government guarantee, the performance of the underlying collateral, and the remaining average term of the FFELP loan-backed securities portfolio, which was approximately 5.0 years as of December 31, 2018.
In general, the rating agencies have largely completed their downgrade review of FFELP loan-backed securities due to potential extension of student loan repayments beyond the securities’ legal final maturity dates. At this time, we do not expect a significant number of additional downgrades related to potential legal final maturity breaches. Based on the limited price impact on the overall FFELP loan-backed securities portfolio and recent remedial actions by issuers, including amending loan-backed securities’ maturity dates and exercising cleanup calls, the credit quality of the FFELP loan-backed securities portfolio remains stable and we, as a bondholder, remain protected from principal loss as a result of the aforementioned federal government guarantee and over-collateralization. Downside risks remain should remedial actions fail to address the extension risks.
Our total exposure to private student loan-backed securities was less than $4 million as of December 31, 2018. Our assessment of OTTI of private student loan-backed securities considers, among other factors, the impact of high unemployment rates on the collateral performance of private student loans. We recorded no OTTI on these securities in 2018, 2017 or 2016.
Non-U.S. Mortgage- and Asset-Backed Securities
Non-U.S. mortgage- and asset-backed securities are primarily composed of U.K., Australian and Dutch securities collateralized by residential mortgages and German and U.K. securities collateralized by automobile loans and leases. Our assessment of impairment with respect to these securities considers the location of the underlying collateral, collateral enhancement and structural features, expected credit losses under base-case and stressed conditions and the macroeconomic outlook for the country in which the collateral is located, including housing prices and unemployment. Where appropriate, any potential loss after consideration of the above-referenced factors is further evaluated to determine whether any OTTI exists.
We recorded OTTI of $3 million, less than $1 million and $2 million in 2018, 2017 and 2016, respectively, on non-U.S. residential MBS, which resulted from adverse changes in the timing of expected future cash flows from the securities.
Our assessment of OTTI of these securities takes into account government intervention in the corresponding mortgage markets and assumes a baseline macroeconomic environment for this region, factoring in slower economic growth and continued government austerity measures. In addition, we perform stress testing and sensitivity analysis in order to understand the impact of more severe assumptions on potential OTTI.
State and Political Subdivisions and Other U.S. Debt Securities
Our municipal securities portfolio primarily includes securities issued by U.S. states and their municipalities. A portion of this portfolio is held in connection with our tax-exempt investment program, more fully described in Note 14. Our portfolio of other U.S. debt securities is primarily composed of securities issued by U.S. corporations.
Our assessment of OTTI of these portfolios considers, among other factors, adverse conditions specifically related to the geographic area or financial condition of the issuer; the structure of the security, including collateral, if any, and payment schedule; rating agency changes to the security's credit rating; the volatility of the fair value changes; and our intent and ability to hold the security until its recovery in value.  If the impairment of the security is credit-related, we estimate the future cash flows from the security, tailored to the security and considering the above-described factors, and any resulting impairment deemed to be other-than-temporary is recorded in our consolidated statement of income. We recorded no OTTI on these securities in 2018, 2017 or 2016.
U.S. Non-Agency Residential Mortgage-Backed Securities
We assess OTTI of our portfolio of U.S. non-agency residential mortgage-backed securities using cash flow models, tailored for each security, that estimate the future cash flows from the underlying mortgages, using the security-specific collateral and transaction structure. Estimates of future cash flows are subject to management judgment. The future cash flows and performance of our portfolio of U.S. non-agency residential mortgage-backed securities are a function of a number of factors, including, but not limited to, the condition of the U.S. economy, the condition of the U.S. residential mortgage markets, and the level of loan defaults, prepayments and loss severities. Management's estimates of future losses for each security also consider the underwriting and historical performance of each specific security, the underlying collateral type, vintage, borrower profile, third-party guarantees, current levels of subordination, geography and other factors. We recorded no OTTI on these securities in 2018, 2017 or 2016.
U.S. Non-Agency Commercial Mortgage-Backed Securities
With respect to our portfolio of U.S. non-agency commercial mortgage-backed securities, OTTI is assessed by considering a number of factors, including, but not limited to, the condition of the U.S. economy and the condition of the U.S. commercial real estate market, as well as capitalization rates. Management estimates of future losses for each security also consider the underlying collateral type, property location, vintage, debt-service coverage ratios, expected property income, servicer advances and estimated property values, as well as current levels of subordination. We recorded no OTTI on these securities in 2018 and 2017. In 2016 we recorded $1 million of OTTI on these securities, all associated with expected credit losses.
The estimates, assumptions and other risk factors utilized in our assessment of impairment as described above are used by management to identify securities which are subject to further analysis of potential credit losses. Additional analyses are performed using more stressful assumptions to further evaluate the sensitivity of losses relative to the above-described factors. However, since the assumptions are based on the unique characteristics of each security, management uses a range of estimates for prepayment speeds, default, and loss severity forecasts that reflect the collateral profile of the securities within each asset class. In addition, in measuring expected credit losses, the individual characteristics of each security are examined to determine whether any additional factors would increase or mitigate the expected loss. Once losses are determined, the timing of the loss will also affect the ultimate OTTI, since the loss is ultimately subject to a discount commensurate with the purchase yield of the security.
After a review of the investment portfolio, taking into consideration current economic conditions, adverse situations that might affect our ability to fully collect principal and interest, the timing of future payments, the credit quality and performance of the collateral underlying MBS and ABS and other relevant factors, management considers the aggregate decline in fair value of the investment securities portfolio and the resulting gross pre-tax unrealized losses of $1,056 million related to 1,129 securities as of December 31, 2018 to be temporary, and not the result of any material changes in the credit characteristics of the securities.